Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Abstract]
Current tax expense (income)	€ (318)	€ (275)	€ (165)
Adjustments for current tax of prior periods	4	3	20
Total current tax expense (income) and adjustments for current tax of prior periods	€ (314)	€ (272)	€ (145)